Property And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 3,899,648	$ 3,448,106
Accumulated depreciation	(139,227)	(12,096)
Property and equipment, net	3,760,421	3,436,010
Drillships and Related Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	3,892,623	3,435,665
Other Property And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 7,025	$ 12,441